Long-Term Debt - Long-Term Debt Denominated by Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 1,451	$ 1,612
U.S. dollar [Member]
Debt Instrument [Line Items]
Long-term debt	1,380	1,533
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	$ 71	$ 79